Note 7 - Income and Mining Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Balance at beginning of year	$ (72,856)	$ (39,152)	$ (77,210)
Balance at end of year	(100,910)	(72,856)	(39,152)
Increase Due to Uncertainty of Recovery [Member]
Income Tax Disclosure [Line Items]
Valuation allowance, deferred tax asset	(21,114)	(13,256)	(20,304)
Decrease Related to Utilization and Expiration [Member]
Income Tax Disclosure [Line Items]
Valuation allowance, deferred tax asset	1,137	5,143	58,362
Klondex Mines Ltd [Member] | Business Acquisition [Member]
Income Tax Disclosure [Line Items]
Valuation allowance, deferred tax asset	$ (8,077)	$ (25,591)	$ 0